Income Taxes - Schedule of Unrecognized Tax Benefits Excluding Interest Correlative Effects (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 22,367	$ 21,807	$ 18,727
Gross increases – tax positions in prior years	944	1,396	2,401
Gross decreases – tax positions in prior years		(672)	(1,924)
Gross increases – tax positions in current year	1,802	4,961	4,650
Gross decreases – tax positions in current year	(1,013)	(946)	(2,047)
Lapse of statute of limitations		(4,179)
Unrecognized tax benefits at end of year	24,100	22,367	21,807
Amount that, if recognized, would favorably impact the effective tax rate	$ 12,820	$ 10,399	$ 11,603